ACCOUNTS PAYABLE AND ACCRUED LIABILITIES (Details) - CAD ($)	Dec. 31, 2020	Dec. 31, 2019
Trade and other payables [abstract]
Accounts payable	$ 837	$ 768
Accrued liabilities	1,176	630
Accounts payable and other accrued liabilities	$ 2,013	$ 1,398